Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption, shares	4,983,493	9,775,000
Conversion value, per share (in Dollars per share)	$ 10.84	$ 10.24
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	558,875	558,875
Common stock, shares outstanding	558,875	558,875
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,500,000	4,500,000
Common stock, shares issued	2,443,750	2,443,750
Common stock, shares outstanding	2,443,750	2,443,750